SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events
SUBSEQUENT EVENTS

35.	SUBSEQUENT EVENTS

Gasmig - Tariff adjustment, and Extraordinary Tariff Review

On January 25, 2023, the States Economic Development Secretariat (SEDE/MG) approved the tariff adjustment for Gasmig with effect from February 1, 2023, containing the tariff adjustments that represent a reduction of the average values between 9.19% and 10.71%, according to consumption ranges and tariff categories. The highest reduction was in the GNV category, because of Gasmig's efforts to make average margins more flexible to ensure the competitiveness of natural gas with substitute energy sources. On April 25, 2023, was published by SEDE/MG the Resolution 10, with effect from May 1, 2023, containing the tariff adjustments that represent a reduction of the average values between 4.74% and 8.34%, according to consumption ranges and tariff categories.

Disposal process of 15 Small Hydro Plant (SHP, or Pequena Central Hidrelétrica - PCH)/ Hydropower Generating Plants (CGH)

On March 17, 2023 the invitation and tender were published for a public auction to sell 15 small hydroelectric generation plants and units (PCHs and CGHs), 12 owned by CEMIG GT and 3 by its wholly-owned subsidiary Horizontes. The minimum price for the single lot of these assets is R$ 48. The auction is scheduled for August 10, 2023.

Generation plant	Ledger	Beginning of the operation	Installed capacity (MW)	Physical guarantee (MWm)	Commercial Operation Status	Site
CEMIG GT
CGH Bom Jesus do Galho	Registry	1931	0.36	0.13	Out of operation	Minas Gerais
CGH Xicão	Registry	1942	1.81	0.61	In operation	Minas Gerais
CGH Sumidouro	Registry	1954	2.12	0.53	In operation	Minas Gerais
PCH São Bernardo	Concession	1948	6.82	3.42	In operation	Minas Gerais
CGH Santa Marta	Registry	1944	1.00	0.58	In operation	Minas Gerais
CGH Santa Luzia (1)	Registry	1958	0.70	N/A	In operation	Minas Gerais
CGH Salto Morais	Registry	1957	2.39	0.60	In operation	Minas Gerais
PCH Rio de Pedras	Concession	1928	9.28	2.15	In operation	Minas Gerais
CGH Pissarrão	Registry	1925	0.80	0.55	In operation	Minas Gerais
CGH Lages (1)	Registry	1955	0.68	N/A	In operation	Minas Gerais
CGH Jacutinga	Registry	1948	0.72	0.57	In operation	Minas Gerais
CGH Anil	Registry	1964	2.06	1.10	In operation	Minas Gerais
Horizontes
CGH Salto do Paraopeba	Authorization	1955	2.46	2.21	Out of operation	Minas Gerais
CGH Salto Passo Velho	Authorization	2001	1.80	1.64	In operation	Santa Catarina
PCH Salto Voltão	Authorization	2001	8.20	7.36	In operation	Santa Catarina

This disposal aims to comply with the directives of the Company’s strategic planning, in optimizing its portfolio of assets, seeking to improve operational efficiency and allocation of capital.

Disposal of stockholding interest – Mesa

On March 20, 2023 the Company completed the sale to Furnas Centrais Elétricas S.A of the whole of its direct and indirect stockholding interests in Mesa, equivalent to 7.53% of the share capital of that investee, which is the controlling stockholder of Santo Antônio Energia S.A. (SAE), for R$55.

With the conclusion of the sale, Furnas undertook to assume the guarantees given by CEMIG and CEMIG GT to the Brazilian Development Bank (BNDES) and other creditors, under agreements for financing of SAE, and to hold CEMIG and CEMIG GT harmless from any obligation relating to these guarantees, up to the time when these obligations are effectively assumed by Furnas.

This disposal is part of the execution of CEMIG’s disinvestment program, with the aim of redirecting management efforts and allocation of capital to the State of Minas Gerais.

Declaration of Interest on Equity

On March 22, 2023, the Executive Board, upon authorization of the Board of Directors, approved the declaration of interest on equity relative to fiscal year 2023 in the amount of R$424 million, to be paid in two equal installments, the first up to June 30, 2024 and the second up to December 30, 2024, being entitled to the shareholders whose names are registered in the Book of Registered Shares on March 27, 2023. The Executive Board is responsible for determining the places and processes for payment and imputing of interest on equity to the mandatory dividends for 2023, in a proposal to be submitted to the General Meeting.

Share Purchase Agreement to disposal of CEMIG GT’s interest in Retiro Baixo and Baguari

On April 14, 2023, CEMIG GT signed the Share Purchase Agreement with Furnas Centrais Elétricas S.A. to sell its whole equity interest held in Retiro Baixo Energia S.A. and Baguari Energia S.A, under the following conditions: (i) For total consideration of R$200, the whole equity interest held in Retiro Baixo by CEMIG GT, corresponding to 49.9% of the Retiro Baixo share capital, which explores the Retiro Baixo Hydroelectric Plant, located in Minas Gerais, with total installed capacity of 81.1 MW and guaranteed offtake level of 34.8 MW; and (ii) For total consideration of R$393, the indirect participation in the UHE Baguari Consortium, which explores Baguari Hydroelectric Plant, located in Minas Gerais, with total installed capacity of 140.0 MW and guaranteed offtake level of 81.9 MW, corresponding to 69.38% of the Baguari Energia share capital (information of MW not audited).

The amounts will be updated by the CDI rate, at 100%, from December 31, 2022, to the date of payment, at the transaction closing. The shares transfers are subject to the fulfillment of conditions precedent, including the approval of the Brazilian Antitrust Authority (‘CADE’) and the Brazilian grantor (through the regulator ANEEL).

After the Share Purchase Agreement was signed, in April 2023, the assets were classified as held for sale in the first quarter of 2023 , measured at it carrying amount, according to item 15 of IFRS 15. Thus, there was no impact in profit or loss.

Put option - SAAG

As detailed in Explanatory Note 31.b., the controlled entity CEMIG GT signed option contracts with private pension entities that participate in the investment structure of SAAG.

On February 7, 2023, the decision of the arbitration proceeding was released, condemning CEMIG GT to full payment of the exercise price of the options included in the contracts.

On May 8, 2023, the Company signed an Agreement with Private Pension Fund in the amount of R$781, paid by Cemig GT on May 12, 2023. As a consequence of the agreement, Cemig GT acquire the shares then held by the Funds, with the book value of R$50.

Issuance of debentures – Cemig D

On May 15, 2023 CEMIG D announced the launch of an offering of R$ 2 billion of debentures, to be guaranteed by the Company.